Intangible Assets, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of July 1, 2018	$ 260,059
Addition	337,685
Amortization	(164,351)	$ (53,827)	$ (34,270)
Foreign currency translation adjustment	(5,624)
Balance as of June 30, 2019	$ 427,769	$ 260,059